Warrants to Purchase Common Stock	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Warrants To Purcahase Common Stock [Abstract]
WARRANTS TO PURCHASE COMMON STOCK

NOTE 6 – WARRANTS TO PURCHASE COMMON STOCK

In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.

NOTE 9 – WARRANTS TO PURCHASE COMMON STOCK

In connection with the Offering, we issued 348,500 warrants to purchase common stock to the Placement Agents during the six months ended June 30, 2021. The warrants carry a term of 5 years and an exercise price of $2.00.